Trade and other payables	12 Months Ended
Dec. 31, 2019
Trade and other payables.
Trade and other payables

20.   Trade and other payables

Trade and other payables compose the following at December 31:

	2019	2018
	US$'000	US$'000
Payable to suppliers	189,092	241,936
Trade notes and bills payable	137	14,887
Total	189,229	256,823